Financing receivables - Summary of Loans Receivable Reported Within Loans Receivable or Investments in and Advances to Affiliated Companies (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	¥ 1,042,301		¥ 1,051,445
Carried at fair value	261,354	[1]	524,049	[1]
Total	1,303,655		1,575,494
Affiliated companies
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	11,575		12,376
Carried at fair value		[1]		[1]
Total	11,575		12,376
Loans at banks [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	259,821		263,608
Carried at fair value	141	[1]	153	[1]
Total	259,962		263,761
Short-term secured margin loans [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	368,144		288,574
Carried at fair value		[1]		[1]
Total	368,144		288,574
Inter-bank money market loans [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	63,189		76,968
Carried at fair value		[1]		[1]
Total	63,189		76,968
Corporate loans [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	351,147		422,295
Carried at fair value	261,213	[1]	523,896	[1]
Total	612,360		946,191
Total [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	1,053,876		1,063,821
Carried at fair value	261,354	[1]	524,049	[1]
Total	¥ 1,315,230		¥ 1,587,870

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.